Annual Total Returns- JPMorgan Short Duration Core Plus Fund (A C I Shares) [BarChart] - A C I Shares - JPMorgan Short Duration Core Plus Fund - Class I	Annual Return 2011	Annual Return 2012	Annual Return 2013	Annual Return 2014	Annual Return 2015	Annual Return 2016	Annual Return 2017
Total	0.85%	(2.49%)	10.55%	4.10%	0.88%	6.01%	5.12%